COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
Building [Member]
Operating Leased Assets [Line Items]
Schedule of Aggregate Future Minimum Lease Obligations
($ in thousands)
Year Ended June 30:
2013	$345
2014	320
2015	122
$787

Vehicles [Member]
Operating Leased Assets [Line Items]
Schedule of Aggregate Future Minimum Lease Obligations
($ in thousands)
Year Ended June 30:
2013	$58
2014	46
2015	22
$126